Derivative Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Derivative [Line Items]
Bank borrowings amount, outstanding	$ 2,839,331
Bank borrowings amount carrying variable interest	614,173
Interest Rate Swap
Derivative [Line Items]
Notional amount	$ 100,000
Minimum
Derivative [Line Items]
Bank borrowings amount, effective interest rates	3.60%
Maximum
Derivative [Line Items]
Bank borrowings amount, effective interest rates	6.70%